PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated depreciation	$ (34,629)	$ (24,323)
Property and equipment, net	$ 97,548	$ 99,355
Machinery and Equipment [Member]
Estimated Useful Lives	5 years	5 years
Total	$ 7,994	$ 7,994
Vehicles [Member]
Estimated Useful Lives	5 years	5 years
Total	$ 115,684	$ 115,684